TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

13.	TRADE PAYABLES AND ACCRUED LIABILITIES

As at	September 30, 2026	December 31, 2025
Trade accounts payable (note 20)	$1,520,803	$667,396
Accrued liabilities	4,076,455	2,729,947
	$5,597,258	$3,397,343

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)